Net Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	¥ 18,805	¥ 25,773
Income taxes: Deferred	131,406	90,278
Net deferred tax liability	¥ 112,601	¥ 64,505